Shareholders' Equity (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period (in shares)	2,962,000	4,711,000	5,252,000
New issued under the 2015 Plan (in shares)	6,000,000
Granted (in shares or equivalent shares)	(2,981,000)	(1,841,000)	(610,000)
Cancelled/forfeited (in shares)	742,000	92,000	69,000
Expired (in shares)	(995,000)
Outstanding number of shares available for issuance at the end of the period (in shares)	5,728,000	2,962,000	4,711,000	5,252,000
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 49.40	$ 37.41
Stock Options
Assumptions used to value the option grants
Expected term (in years)	4 years 1 month 6 days	4 years	4 years 1 month 6 days
Expected volatility (as a percent)	54.00%		58.00%
Risk-free interest rate (as a percent)	1.10%		0.60%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Contractual life of the options granted					10 years
Number of shares available for issuance
Granted (in shares or equivalent shares)	(2,834,700)	(1,605,900)	(451,500)
Stock options activity
Outstanding at the beginning of the period (in shares)	1,022,000	1,038,000	1,209,000
Granted (in shares)	147,000	235,000	160,000
Exercised (in shares)	(50,000)	(240,000)	(325,000)
Cancelled/expired/forfeited (in shares)	(196,000)	(11,000)	(6,000)
Outstanding at the end of the period (in shares)	923,000	1,022,000	1,038,000	1,209,000
Vested and expected to vest at the end of the year (in shares)	914,000	1,009,000
Exercisable at the end of the period (in shares)	616,000	591,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 46.68	$ 45.31	$ 41.53
Granted (in dollars per share)	35.69	38.38	53.83
Exercised (in dollars per share)	29.12	32.58	35.73
Cancelled/expired/forfeited (in dollars per share)	51.65	47.94	30.39
Outstanding at the end of the period (in dollars per share)	44.83	46.68	$ 45.31	$ 41.53
Vested and expected to vest at the end of the period (in dollars per share)	44.90	46.77
Exercisable at the end of the period (in dollars per share)	$ 48.52	$ 48.36
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the period	3 years 4 months 13 days	3 years 10 months 24 days	3 years 5 months 23 days	3 years 6 months
Vested and expected to vest at the end of the period	3 years 4 months 6 days	3 years 10 months 17 days
Exercisable at the end of the period	2 years 8 months 9 days	3 years 1 month 28 days
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 5,208	$ 809	$ 40,411	$ 11,183
Vested and expected to vest at the end of the period	5,103	809
Exercisable at the end of the period	1,537	809
Total intrinsic value of options exercised	100	4,700	12,400
Cash received from the exercises of stock option	1,500	8,900	$ 10,300
Unrecognized compensation cost	$ 5,400	$ 8,100
Weighted-average period of unrecognized compensation cost	2 years 9 months 18 days	2 years 8 months 12 days
Stock Options | Minimum
Assumptions used to value the option grants
Expected volatility (as a percent)		55.00%
Risk-free interest rate (as a percent)		1.30%
Contractual life of the options granted	6 years
Stock Options | Maximum
Assumptions used to value the option grants
Expected volatility (as a percent)		56.00%
Risk-free interest rate (as a percent)		1.90%
Contractual life of the options granted	7 years
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	1,620,000	918,000	258,000